Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of remuneration of key management personnel [Abstract]
Directors fees		$ 201	$ 171	$ 214
Salary		300	286
W Simon [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees		51	49	52
Salary
G. Cerrone [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees		124	86	108
Salary
R. Dalla-Favera [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees		26	26	27
Salary
K. Shailubhai [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees	[1]		10	27
Salary	[1]	$ 300	$ 286

[1]	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.